Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest And Finance Costs [Abstract]
Interest And Finance Costs Disclosure

19. Interest and finance Costs:
The amounts in the accompanying consolidated statements of operations are analyzed as follows: are analyzed as follows:

	Twelve-month period December 31,
	2009	2010	2011
Interest incurred on long-term debt	$94,717	$99,044	$$156,088
Amortization and write-off of financing fees	12,745	9,249	27,182
Amortization of convertible notes discount	1,769	26,516	34,144
Amortization of share lending agreement- note issuance costs	195	2,617	2,974
Other	6,387	8,850	7,083
Capitalized interest	-31,383	-78,451	-76,068
Total	$$84,430	$67,825	$151,403